SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS	3 Months Ended
Jun. 30, 2025
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

11. SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS

(a) Salaries, fees and benefits

	Three months ended June 30,
	2025(1)	2024(1)
Salaries, fees and benefits	($)	($)
Exploration and evaluation expenses	2,957,000	2,456,000
Administration expenses (2)	86,000	81,000
	3,043,000	2,537,000

Salaries, fees and benefits included in exploration and evaluation expenses and administration expenses are as follows:

(1)	rounded to the nearest thousand dollar
(2)	includes salaries and benefits included in office and administration expenses (Note 11(b)) and other salaries and benefits expenses classified as administration expenses

(b) Office and administration expenses

Office and administration expenses include the following:

	Three months ended June 30,
	2025(1)	2024(1)
	($)	($)
Salaries and Benefits	86,000	81,000
Data processing and retention	2,000	4,000
Insurance	8,000	7,000
Other office expenses	49,000	8,000
	145,000	100,000

(1) rounded to the nearest thousand dollar